Property and equipment - Changes in property and equipment (Details) - BRL (R$) R$ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	R$ 188,019	R$ 163,476
Additions other than through business combinations, property, plant and equipment	(5,618)	(25,979)
Acquisitions through business combinations, property, plant and equipment	0	5,966
Increase (decrease) through transfers, property, plant and equipment	19,731	0
Retirements, property, plant and equipment	229	1,516
Property, plant and equipment	173,677	193,905
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	136,771
Property, plant and equipment	116,169
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,297
Property, plant and equipment	8,659
Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	21,532
Property, plant and equipment	31,329
Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,625
Property, plant and equipment	15,540
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,794
Property, plant and equipment	1,980
Historical Cost Of Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	222,864	187,074
Additions other than through business combinations, property, plant and equipment	(12,974)	(33,940)
Acquisitions through business combinations, property, plant and equipment	0	6,464
Increase (decrease) through transfers, property, plant and equipment	19,825	(398)
Retirements, property, plant and equipment	420	1,543
Property, plant and equipment	215,593	226,333
Historical Cost Of Property Plant And Equipment [Member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	144,387	131,064
Additions other than through business combinations, property, plant and equipment		(21,983)
Increase (decrease) through transfers, property, plant and equipment	19,211
Property, plant and equipment	125,176	153,047
Historical Cost Of Property Plant And Equipment [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	37,446	27,608
Additions other than through business combinations, property, plant and equipment	(978)	(8,705)
Acquisitions through business combinations, property, plant and equipment	11
Increase (decrease) through transfers, property, plant and equipment		(806)
Retirements, property, plant and equipment		1,337
Property, plant and equipment	38,435	35,782
Historical Cost Of Property Plant And Equipment [Member] | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,601	14,012
Additions other than through business combinations, property, plant and equipment	(11,431)	(2,873)
Acquisitions through business combinations, property, plant and equipment	11	6,464
Increase (decrease) through transfers, property, plant and equipment	614	408
Retirements, property, plant and equipment	420	193
Property, plant and equipment	33,987	22,748
Historical Cost Of Property Plant And Equipment [Member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	15,636	14,390
Additions other than through business combinations, property, plant and equipment	(379)	(379)
Retirements, property, plant and equipment		13
Property, plant and equipment	16,015	14,756
Historical Cost Of Property Plant And Equipment [Member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,794
Additions other than through business combinations, property, plant and equipment	(186)
Property, plant and equipment	1,980
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	34,845	23,598
Additions other than through business combinations, property, plant and equipment	(7,356)	(7,961)
Acquisitions through business combinations, property, plant and equipment	0	498
Increase (decrease) through transfers, property, plant and equipment	94	(398)
Retirements, property, plant and equipment	191	27
Property, plant and equipment	41,916	32,428
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,616	3,741
Additions other than through business combinations, property, plant and equipment	(1,391)	(3,693)
Property, plant and equipment	9,007	7,434
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	25,149	14,721
Additions other than through business combinations, property, plant and equipment	(4,627)	(3,998)
Increase (decrease) through transfers, property, plant and equipment		(5,005)
Retirements, property, plant and equipment		13
Property, plant and equipment	29,776	23,711
Accumulated depreciation and amortisation [member] | Furniture and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,069	5,064
Additions other than through business combinations, property, plant and equipment	(1,174)	(264)
Acquisitions through business combinations, property, plant and equipment	303	498
Increase (decrease) through transfers, property, plant and equipment	91	4,541
Retirements, property, plant and equipment	191	14
Property, plant and equipment	2,658	1,271
Accumulated depreciation and amortisation [member] | Communication and network equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11	72
Additions other than through business combinations, property, plant and equipment	(164)	(6)
Acquisitions through business combinations, property, plant and equipment	303
Increase (decrease) through transfers, property, plant and equipment	3	66
Property, plant and equipment	475	R$ 12
Accumulated depreciation and amortisation [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0
Property, plant and equipment	R$ 0